Shareholders’ Equity	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Shareholders’ Equity	Shareholders’ Equity
Authorization

AltaGas is authorized to issue an unlimited number of voting common shares. AltaGas is also authorized to issue such number of preferred shares in series at any time as have aggregate voting rights either directly or on conversion or exchange that in the aggregate represent less than 50 percent of the voting rights attaching to the then issued and outstanding Common Shares.

Common Shares Issued and Outstanding (a)	Number of shares	Amount
January 1, 2021	279,494,299	$6,723
Shares issued for cash on exercise of options	774,739	15
Deferred taxes on share issuance cost	—	(3)
December 31, 2021	280,269,038	$6,735
Shares issued for cash on exercise of options	1,262,795	28
Deferred taxes on share issuance cost	—	(2)
Issued and outstanding at December 31, 2022	281,531,833	$6,761
(a)Dividends declared per share for the year ended December 31, 2022 was $1.06 (December 31, 2021 - $1.00).

Preferred Shares

As at	December 31, 2022		December 31, 2021
Issued and Outstanding (a) (b)	Number of shares	Amount	Number of shares	Amount
Series A	6,746,679	$169	6,746,679	$169
Series B	1,253,321	31	1,253,321	31
Series C (c)	—	—	8,000,000	206
Series E	8,000,000	200	8,000,000	200
Series G	6,885,823	172	6,885,823	172
Series H	1,114,177	28	1,114,177	28
Series K (d)	—	—	12,000,000	300
Share issuance costs, net of taxes		(14)		(30)
	24,000,000	$586	44,000,000	$1,076
(a)On January 11, 2022, in connection with the offering of the Subordinated Notes, Series 1, AltaGas issued $300 million in Preferred Shares, Series 2022-A, to be held in the AltaGas Hybrid Trust with Computershare Trust Company of Canada acting as a trustee. Refer to Notes 13 and 17 for more details.
(b)On August 17, 2022, in connection with the offering of the Subordinated Notes, Series 2, AltaGas issued $250 million in Preferred Shares, Series 2022-B, to be held in the AltaGas Hybrid Trust with Computershare Trust Company of Canada acting as a trustee. Refer to Notes 13 and 17 for more details.
(c)On September 30, 2022, AltaGas redeemed all of its outstanding U.S. dollar denominated Series C Preferred Shares. A loss of $74 million was recognized upon redemption, which was comprised of a $69 million foreign exchange loss and a $5 million loss related to share issuance costs for the preferred shares.
(d)On March 31, 2022, AltaGas redeemed all of its outstanding Series K Preferred Shares. A loss of $10 million was recognized upon redemption related to share issuance costs for the preferred shares.
The following table outlines the characteristics of the cumulative redeemable preferred shares (a) (h) (i):

	Current yield	Annual dividend per share(b)	Redemption price per share (g)	Redemption and conversion option date(c)(g)	Right to convert into(d)
Series A (e)	3.060%	$0.76500	$25	September 30, 2025	Series B
Series B (f) (g)	Floating	Floating	$25	September 30, 2025	Series A
Series E (e)	5.393%	$1.34825	$25	December 31, 2023	Series F
Series G (e)	4.242%	$1.06050	$25	September 30, 2024	Series H
Series H (f) (g)	Floating	Floating	$25	September 30, 2024	Series G
(a)The Corporation is authorized to issue up to 8,000,000 of Series F Shares, subject to certain conditions, upon conversion by the holders of the applicable currently issued and outstanding series of preferred shares noted opposite such series in the table on the applicable conversion option date. If issued upon the conversion of the applicable series of preferred shares, Series F Shares are also redeemable for $25.50 on any date after the applicable conversion option date, plus all accrued but unpaid dividends to, but excluding, the date fixed for redemption.
(b)The holders of Series A Shares, Series E Shares, and Series G Shares are entitled to receive a cumulative quarterly fixed dividend as and when declared by the Board of Directors. The holders of Series B Shares and Series H Shares are entitled to receive a quarterly floating dividend as and when declared by the Board of Directors. If issued upon the conversion of the applicable series of preferred shares, the holders of Series F Shares will be entitled to receive a quarterly floating dividend as and when declared by the Board of Directors.
(c)AltaGas may, at its option, redeem all or a portion of the outstanding shares for the redemption price per share, plus all accrued and unpaid dividends on the applicable redemption option date and on every fifth anniversary thereafter.
(d)The holder will have the right, subject to certain conditions, to convert their preferred shares of a specified series into preferred shares of that other specified series as noted in this column of the table on the applicable conversion option date and every fifth anniversary thereafter.
(e)Holders of Series A Shares, Series E Shares, and Series G Shares will be entitled to receive cumulative quarterly fixed dividends, which will reset on the redemption and conversion option date and every fifth year thereafter, at a rate equal to the sum of the then five-year Government of Canada bond yield plus 2.66 percent (Series A Shares), 3.17 percent (Series E Shares), and 3.06 percent (Series G Shares).
(f)Holders of Series B Shares and Series H Shares will be entitled to receive cumulative quarterly floating dividends, which will reset each quarter thereafter at a rate equal to the sum of the then 90-day Government of Canada Treasury Bill rate plus 2.66 percent (Series B Shares) and 3.06 percent (Series H Shares). Each quarterly dividend is calculated as the annualized amount multiplied by the number of days in the quarter, divided by the number of days in the year. Commencing December 31, 2022, the floating quarterly dividend rate is $0.41875 per share for Series B Shares and $0.44340 per share for Series H Shares for the period starting December 31, 2022 to, but excluding, March 31, 2023.
(g)Series B Shares can be redeemed for $25.50 per share on any date after September 30, 2015 that is not a Series B conversion date, plus all accrued and unpaid dividends to, but excluding, the date fixed for redemption. Series H Shares can be redeemed for $25.50 per share on any date after September 30, 2019 that is not a Series H conversion date, plus all accrued and unpaid dividends to, but excluding, the date fixed for redemption.
(h)The Series 2022-A Shares were issued to Computershare Trust Company of Canada to be held in trust to satisfy AltaGas’ obligations under the Series 1 Indenture, in connection with the issuance of the Subordinated Notes, Series 1. Holders of the Series 2022-A Shares shall not be entitled to receive any dividends, nor shall any dividends accumulate or accrue, on the Series 2022-A Shares prior to delivery to the holders of the Subordinated Notes, Series 1 following the occurrence of certain bankruptcy or insolvency events in respect of AltaGas. If at any time, AltaGas redeems, purchases for cancellation or repays the Subordinated Notes, Series 1 such number of Series 2022-A Shares with an aggregate issue price equal to the principal amount of Subordinated Notes, Series 1 redeemed, purchased for cancellation or repaid by AltaGas will be redeemed in accordance with the terms of the Series 2022-A Shares.
(i)The Series 2022-B Shares were issued to Computershare Trust Company of Canada to be held in trust to satisfy AltaGas’ obligations under the Series 2 Indenture, in connection with the issuance of the Subordinated Notes, Series 2. Holders of the Series 2022-B Shares shall not be entitled to receive any dividends, nor shall any dividends accumulate or accrue, on the Series 2022-B Shares prior to delivery to the holders of the Subordinated Notes, Series 2 following the occurrence of certain bankruptcy or insolvency events in respect of AltaGas. If at any time, AltaGas redeems, purchases for cancellation or repays the Subordinated Notes, Series 2 such number of Series 2022-B Shares with an aggregate issue price equal to the principal amount of Subordinated Notes, Series 2 redeemed, purchased for cancellation or repaid by AltaGas will be redeemed in accordance with the terms of the Series 2022-B Shares.

Share Option Plan

AltaGas has an employee share option plan under which officers, employees, and service providers (as defined by the TSX) are eligible to receive grants. As at December 31, 2022, 11,713,367 shares were reserved for issuance under the plan.

As at December 31, 2022, share options granted under the plan have a term between six and ten years until expiry and vest no longer than over a four‑year period.

As at December 31, 2022, the unexpensed fair value of share option compensation cost associated with future periods was $1 million (December 31, 2021 ‑ $3 million).
The following table summarizes information about the Corporation’s share options:

	December 31, 2022		December 31, 2021
As at	Options outstanding		Options outstanding
	Number of options	Exercise price (a)	Number of options	Exercise price (a)
Share options outstanding, beginning of year	8,679,508	$19.98	8,362,211	$21.06
Granted	—	—	1,878,670	18.77
Exercised	(1,262,795)	19.94	(774,739)	17.44
Forfeited	(107,799)	26.24	(214,259)	25.24
Expired	(350,775)	32.19	(572,375)	33.26
Share options outstanding, end of year	6,958,139	$19.28	8,679,508	$19.98
Share options exercisable, end of year	4,960,341	$19.38	4,435,287	$20.72
(a)Weighted average.

As at December 31, 2022, the aggregate intrinsic value of the total share options exercisable was $24 million (December 31, 2021 - $33 million), the total intrinsic value of share options outstanding was $33 million (December 31, 2021 - $68 million) and the total intrinsic value of share options exercised was $11 million (December 31, 2021 - $5 million).

The following table summarizes the employee share option plan as at December 31, 2022:

	Options outstanding			Options exercisable
	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life (years)	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life (years)
$14.52 to $18.00	1,739,186	$15.41	2.07	1,712,333	$15.40	2.04
$18.01 to $25.08	4,570,158	19.27	3.25	2,601,089	19.43	2.96
$25.09 to $37.86	648,795	29.70	0.72	646,919	29.71	0.71
	6,958,139	$19.28	2.72	4,960,341	$19.38	2.35

The fair value of each option granted is estimated on the date of grant using the Black-Scholes-Merton option pricing model. The weighted average grant date fair value and assumptions are as follows:

Year ended December 31 (a)	2022	2021
Fair value per options ($)	—	3.37
Risk-free interest rate (%)	—	0.42
Expected life (years)	—	6
Expected volatility (%) (b)	—	35.70
Annual dividend per share ($) (c)	—	1.00
Forfeiture rate (%)	—	—
(a)No options were granted in 2022.
(b)Expected volatility assumptions are based on the historic daily share price volatility.
(c)Annual dividend per share is calculated based on a weighted average share price and forward dividend yields as the grant dates.

Phantom Unit Plan (Phantom Plan) and Deferred Share Unit Plan (DSUP)

AltaGas has a Phantom Plan for employees, executive officers, and directors, which includes restricted units (RUs) and performance units (PUs) with vesting periods of 36 months from the grant date. In addition, AltaGas has a DSUP, pursuant to which directors receive deferred share units (DSUs). DSUs granted under the DSUP vest immediately but settlement of the DSUs occur when the individual ceases to be a director.

PUs, RUs, and DSUs (number of units)	2022	2021
Balance, beginning of year	3,877,843	5,920,300
Granted	1,413,790	1,611,727
Vested and paid out	(1,784,293)	(3,495,702)
Forfeited	(140,150)	(313,621)
Units in lieu of dividends	172,563	126,250
Additional units added by performance factor	792,309	28,889
Outstanding, end of year	4,332,062	3,877,843

For the year ended December 31, 2022, the compensation expense recorded for the Phantom Plan and DSUP was $50 million (2021 – $66 million). As at December 31, 2022, the unrecognized compensation expense relating to the remaining vesting period for the Phantom Plan was $14 million (December 31, 2021 ‑ $16 million) and is expected to be recognized over the vesting period.